Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		$ (24,201,009)	$ (21,299,361)	$ (16,688,096)
Cash flows		(1,021,182)	2,301,449	234,107
(Financial) Revenue		(1,372,320)	(1,450,403)	(589,529)
Non-cash transactions	[1]	560,191	(3,752,694)	(4,255,843)
Ending balance		(26,034,320)	(24,201,009)	(21,299,361)
Loans and financing [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		(17,700,148)	(16,578,829)	(12,682,415)
Cash flows		(907,975)	187,123	(3,064,966)
(Financial) Revenue		(1,322,258)	(1,141,271)	(670,660)
Non-cash transactions	[1]	(68,756)	(167,171)	(160,788)
Ending balance		(19,999,137)	(17,700,148)	(16,578,829)
Lease liability [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		(1,721,833)	(1,506,043)	(1,174,686)
Cash flows		354,947	434,488	359,893
(Financial) Revenue		(70,277)	(75,883)	(25,066)
Non-cash transactions	[1]	(404,064)	(574,395)	(666,184)
Ending balance		(1,841,227)	(1,721,833)	(1,506,043)
Derivative liabilities [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		1,267	(10,444)	(5,027)
Cash flows		12,745	261,739	(29,742)
(Financial) Revenue		(8,639)	(250,028)	19,080
Non-cash transactions	[1]	(61,829)		5,245
Ending balance		(56,456)	1,267	(10,444)
Margin cash [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		130,209	223,162
Cash flows		(26,602)	(109,732)	136,045
(Financial) Revenue		28,854	16,779	87,117
Non-cash transactions	[1]
Ending balance		132,461	130,209	223,162
Profit reserves [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		(4,264,534)	(3,385,709)	(2,273,080)
Cash flows		(447,979)	872,802	905,378
(Financial) Revenue
Non-cash transactions	[1]	1,125,294	(1,751,627)	(2,018,007)
Ending balance		(3,587,219)	(4,264,534)	(3,385,709)
Non-controlling interest [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		(645,970)	(660,796)	(660,438)
Cash flows		(6,318)	103,141	5,357
(Financial) Revenue
Non-cash transactions	[1]	(30,454)	(88,315)	(5,715)
Ending balance		(682,742)	(645,970)	(660,796)
Treasure shares [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance			619,298	107,550
Cash flows			551,888	1,922,142
(Financial) Revenue
Non-cash transactions	[1]		(1,171,186)	(1,410,394)
Ending balance				$ 619,298

[1]	The values presented as non-cash transactions refer to lease liabilities, allocation of net profit, and provisions.